UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:	December 31, 2007

Check here if Amendment [X]; Amendment Number: 1

This Amendment (Check only one):  [X] is a restatement.

                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Bernzott Capital Advisors

Address: 888 West Ventura Blvd, Suite B
         Camarillo, CA  93010

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Hans T. Walsh
Title: Vice President and Chief Compliance Officer
Phone: 805-389-9445
Signature,              Place,                   and Date of Signing:
Hans T. Walsh   	Camarillo, CA               January 29, 2008
Report Type (Check only one):
[ ] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[X] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:   None




FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              None
Form 13F Information Table Entry Total:           28
Form 13F Information Table Value Total:       646159
List of Other Included Managers:                None




FORM 13F INFORMATION TABLE

                      TITLE OF                VALUE     SHARES/ SH
NAME OF ISSUER         CLASS       CUSIP     (x$1000)   PRN AMT PR

Aaron Rents		COM	2535201		29754	1546460	SOLE
Allied Capital		COM	01903q108	38187	1776140	SOLE
Atmos Energy		COM	49560105	38379	1368740	SOLE
Brinks 			COM	109696104	21514	360120	SOLE
Cabelas			COM	126804301	9301	617205	SOLE
City National Bancorp	COM	178566105	12	200	SOLE
Entertainment PropertiesCOM	29380t105	41878	891030	SOLE
Family Dollar Store	COM	307000109	28180	1465420	SOLE
GATX			COM	361448103	36739	1001600	SOLE
HRPT Properties		COM	40426w101	27014	3494674	SOLE
Health Care REIT	COM	42217k106	35976	805010	SOLE
Heartland Express	COM	422347104	15987	1127450	SOLE
Hormel Foods		COM	440452100	712	17600	SOLE
Mobile Mini		COM	60740f105	8841	476857	SOLE
MoneyGram 		COM	60935Y109	31254	2033455	SOLE
NSTAR			COM	6.70E+111	869	24000	SOLE
O'Reilly Automotive	COM	686091109	2203	67945	SOLE
Pentair			COM	709631105	42660	1225515	SOLE
Realty Income 		COM	756109104	25341	937875	SOLE
SEIC			COM	784117103	926	28800	SOLE
Sonic 			COM	835451105	36402	1662205	SOLE
Sonoco 			COM	835495102	43386	1327614	SOLE
Total System Services	COM	891906109	1751	62550	SOLE
Trustmark 		COM	898402102	30030	1184157	SOLE
UDR			COM	902653104	31766	1600305	SOLE
Washington REIT		COM	939653101	15928	507100	SOLE
Weingarten Realty 	COM	948741103	13725	436545	SOLE
iStar Financial		COM	45031u101	37444	1437390	SOLE